SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Vessel Agreement Segment Subsidiary Customer Charter	Dec. 31, 2016 USD ($) Customer Charter	Dec. 31, 2015 USD ($) Customer
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents	3 months
Accounts Receivable [Abstract]
Allowance for doubtful balances	$ 0	$ 150,000
Vessels, Net [Abstract]
Estimate useful life of vessel	25 years
Market rates for the initial period	2 years
Historical and average spot market rate	15 years
Salvage value of the vessel	$ 8,000
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement	1
Segment Information [Abstract]
Number of operating segment | Segment	1
Number of types of vessel | Vessel	1
Income Taxes [Abstract]
Statutory rate of corporate earnings	0.00%
Number of wholly owned subsidiaries | Subsidiary	2
Income tax rate for wholly-owned subsidiaries in Norway	24.00%	25.00%	27.00%
Income tax expense	$ 83	$ 102	$ 96
Concentration Risk [Line Items]
Accounts receivable, net	21,700	17,500
Recent Accounting Pronouncements [Abstract]
Accrued voyage expenses	$ 10,873	$ 9,583
Ballast Tank [Member]
Drydock [Abstract]
Improvements amortized over a period	8 years
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	25.00%	44.00%
Number of charterers accounted for outstanding amount | Charter	2	3
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	11.00%	16.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	14.00%	16.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		12.00%
Revenues [Member]
Concentration Risk [Line Items]
Number of customers accounted for total revenues | Customer	1	1	2
Concentration of credit risk percentage	12.00%	32.00%	42.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage			30.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage			12.00%
ASU 2014-09 [Member]
Recent Accounting Pronouncements [Abstract]
Reduction of accrued revenue	$ 5,300
Accrued voyage expenses	600
Recognition of capitalized fulfillment cost	600
ASU 2016-18 [Member]
Recent Accounting Pronouncements [Abstract]
Amount reclassified from investing activities	$ 5,000